Convertible Notes (Tables)	6 Months Ended
Mar. 31, 2025
Convertible Notes [Abstract]
Schedule of Amortized Cost of the Convertible Notes

The amortized cost of the convertible notes as of March 31, 2025 consisted of the following:

As of March 31,
2025
Convertible notes- Issued in September, 2024	$10,000,000
Less debt discount and debt issuance cost	(351,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of convertible notes	(1,764,675)
Convertible Notes	7,884,325
Interest payable of convertible notes (including amortization of issuance cost)	1,555,689
Total convertible notes and interest payable of convertible notes	$9,440,014